Commitments and contingencies - Guarantees in favor of third parties (Details) kr in Millions, $ in Millions			6 Months Ended
	Mar. 05, 2023 NOK (kr)	Mar. 05, 2023 USD ($)	Jun. 30, 2023 USD ($) contract rig	Dec. 31, 2022 USD ($)
Guarantor Obligations [Line Items]
Contract value deduction percentage			2.00%
Minimum | Nigeria
Guarantor Obligations [Line Items]
Appeal outcome, waiting period			3 years
Maximum | Nigeria
Guarantor Obligations [Line Items]
Appeal outcome, waiting period			5 years
SFL Hercules Ltd
Guarantor Obligations [Line Items]
Loss contingency, damages sought, value	kr 300	$ 28
Sonadrill fees claimant
Guarantor Obligations [Line Items]
Loss contingency, damages sought, value		$ 72
Sonadrill
Guarantor Obligations [Line Items]
Number of rigs operating in joint venture | rig			3
Number of active contracts | contract			3
Number of future contracts | contract			1
Sonadrill | Performance guarantee
Guarantor Obligations [Line Items]
Guarantor obligations, maximum exposure, undiscounted			$ 1,100	$ 1,100
Northern Ocean | Performance guarantee
Guarantor Obligations [Line Items]
Guarantor obligations, maximum exposure, undiscounted				$ 100